INCOME TAX - Changes in valuation allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
INCOME TAX
Balance at beginning of the year	$ 6,216	$ 2,567
Addition	4,878	3,792
True up adjustment	(46)	(157)
Foreign currency translation adjustment	(113)	14
Balance at end of the year	$ 10,935	$ 6,216